LONG-TERM INVESTMENTS - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Amount	$ 8,170	$ 11,844
Beijing Eastern Media Corporation Ltd. ("BEMC") [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	49.00%	49.00%
Amount	$ 1,338	$ 1,950
Hezhong Chuangjin [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	15.00%	15.00%
Amount	$ 1,983	$ 1,987
Less: impairment on equity method investments:	$ (1,983)	$ (1,987)
LMHB [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	40.00%	40.00%
Amount	$ 193	$ 189
Less: impairment on equity method investments:	$ (191)	$ (189)
Unicom Air Net Beijing Network Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	39.00%	39.00%
Amount	$ 6,830	$ 9,894